Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	$ 159,908	$ 846,474
Accrued bonuses	409,706
Accrued payroll taxes	14,000
Accrued liabilities	121,991	268,999
Current accounts payable and accrued liabilities	$ 705,605	$ 1,115,473